Matthews China Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 100.7%
	Shares	Value
Consumer Discretionary: 31.6%
Broadline Retail: 16.7%
Alibaba Group Holding, Ltd.	2,211,500	$29,388,146
JD.com, Inc. Class A	1,098,663	22,036,838
PDD Holdings, Inc. ADR[b]	134,340	18,110,375
		69,535,359
Hotels, Restaurants & Leisure: 10.2%
Meituan Class Bb,c,d	1,317,680	27,981,448
Galaxy Entertainment Group, Ltd.	1,223,000	6,039,404
Trip.com Group, Ltd. ADR[b]	77,077	4,580,686
Yum China Holdings, Inc.	71,055	3,198,896
Luckin Coffee, Inc. ADR[b]	15,644	414,410
		42,214,844
Household Durables: 3.1%
Man Wah Holdings, Ltd.	8,489,200	6,990,641
Midea Group Co., Ltd. A Shares	559,852	6,040,676
		13,031,317
Textiles, Apparel & Luxury Goods: 0.9%
ANTA Sports Products, Ltd.	335,200	3,968,046
Specialty Retail: 0.7%
China Tourism Group Duty Free Corp., Ltd. A Shares	254,490	2,759,582
Total Consumer Discretionary		131,509,148

Financials: 21.8%
Banks: 8.0%
China Construction Bank Corp. H Shares	21,136,000	15,761,121
China Merchants Bank Co., Ltd. A Shares	1,752,223	9,271,164
China Merchants Bank Co., Ltd. H Shares	1,705,500	8,264,628
		33,296,913
Capital Markets: 8.0%
China International Capital Corp., Ltd. H Shares[c,d]	6,888,000	12,115,535
CITIC Securities Co., Ltd. H Shares	3,398,925	8,844,929
Hithink RoyalFlush Information Network Co., Ltd. A Shares	177,800	4,814,374
Hong Kong Exchanges & Clearing, Ltd.	112,200	4,583,411
East Money Information Co., Ltd. A Shares	961,020	2,741,148
		33,099,397
Insurance: 5.8%
Ping An Insurance Group Co. of China, Ltd. H Shares	2,296,000	14,417,801
China Life Insurance Co., Ltd. H Shares	3,768,000	7,421,047
Ping An Insurance Group Co. of China, Ltd. A Shares	309,600	2,495,013
		24,333,861
Total Financials		90,730,171

Communication Services: 13.1%
Interactive Media & Services: 11.8%
Tencent Holdings, Ltd.	717,500	39,896,510
Kuaishou Technology[b,c,d]	797,500	5,479,838

	Shares	Value
Baidu, Inc. Class Ab	269,400	$3,541,967
		48,918,315
Entertainment: 1.0%
NetEase, Inc.	142,300	2,658,124
Tencent Music Entertainment Group ADR	124,519	1,500,454
		4,158,578
Media: 0.3%
Focus Media Information Technology Co., Ltd. A Shares	1,256,887	1,256,695
Total Communication Services		54,333,588

Industrials: 9.3%
Electrical Equipment: 3.8%
Contemporary Amperex Technology Co., Ltd. A Shares	254,260	8,947,646
Hongfa Technology Co., Ltd. A Shares	886,940	4,073,577
Sungrow Power Supply Co., Ltd. A Shares	193,503	2,710,950
		15,732,173
Ground Transportation: 2.4%
DiDi Global, Inc. ADR[b]	2,144,813	10,080,621
Air Freight & Logistics: 1.5%
JD Logistics, Inc.[b,c,d]	3,480,300	6,127,128
Machinery: 0.9%
Neway Valve Suzhou Co., Ltd. A Shares	691,697	2,102,592
Yutong Bus Co., Ltd. A Shares	511,300	1,911,017
		4,013,609
Marine Transportation: 0.7%
Orient Overseas International, Ltd.	200,000	2,814,639
Total Industrials		38,768,170

Consumer Staples: 7.2%
Beverages: 5.4%
Wuliangye Yibin Co., Ltd. A Shares	552,779	12,664,822
Tsingtao Brewery Co., Ltd. H Shares	630,000	4,883,754
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	155,222	4,773,158
		22,321,734
Food Products: 1.8%
Anjoy Foods Group Co., Ltd. A Shares	295,500	4,128,666
Guangdong Haid Group Co., Ltd. A Shares	489,100	3,328,152
		7,456,818
Total Consumer Staples		29,778,552

Real Estate: 6.1%
Real Estate Management & Development: 6.1%
KE Holdings, Inc. ADR	494,307	9,841,653
CIFI Holdings Group Co., Ltd.[b]	104,961,520	5,827,421
Longfor Group Holdings, Ltd.[c,d]	2,888,000	5,441,982
China Overseas Property Holdings, Ltd.	2,725,000	2,140,457
Times China Holdings, Ltd.[b]	42,755,000	2,016,514
Total Real Estate		25,268,027
matthewsasia.com   |  800.789.ASIA    1

Matthews China Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Information Technology: 4.3%
Electronic Equipment, Instruments & Components: 2.1%
Foxconn Industrial Internet Co., Ltd. A Shares	913,175	$3,257,868
Luxshare Precision Industry Co., Ltd. A Shares	520,806	3,201,786
SUPCON Technology Co., Ltd. A Shares	336,324	2,396,937
		8,856,591
Semiconductors & Semiconductor Equipment: 1.5%
Will Semiconductor Co., Ltd. Shanghai A Shares	355,300	5,382,849
NAURA Technology Group Co., Ltd. A Shares	11,113	577,908
		5,960,757
Communications Equipment: 0.7%
Suzhou TFC Optical Communication Co., Ltd. A Shares	203,640	2,915,324
Total Information Technology		17,732,672

Health Care: 2.7%
Biotechnology: 1.0%
Innovent Biologics, Inc.[b,c,d]	712,000	4,270,147
Health Care Providers & Services: 0.9%
Aier Eye Hospital Group Co., Ltd. A Shares	972,806	2,181,325
Sinopharm Group Co., Ltd. H Shares	504,400	1,330,730
		3,512,055
Health Care Equipment & Supplies: 0.8%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	83,814	3,460,878
Total Health Care		11,243,080

Materials: 2.5%
Chemicals: 2.0%
Wanhua Chemical Group Co., Ltd. A Shares	389,311	5,008,283

	Shares	Value
Nanjing Cosmos Chemical Co., Ltd. A Shares	688,400	$3,302,952
		8,311,235
Metals & Mining: 0.5%
MMG, Ltd.[b]	6,597,600	2,291,306
Total Materials		10,602,541

Energy: 2.1%
Oil, Gas & Consumable Fuels: 2.1%
PetroChina Co., Ltd. H Shares	10,674,000	8,610,419
Total Energy		8,610,419

Total Investments: 100.7%		418,576,368
(Cost $425,044,571)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.7%)		(2,885,532)
Net Assets: 100.0%		$415,690,836

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $61,416,078, which is 14.77% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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